Fair Value Measurements - Derivative instruments (Details)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the Company's warrant liability | $	$ 0.1	$ 0.1
Warrants term	7 years	7 years	7 years
Warrant excercise price | $ / shares		$ 8.40	$ 8.40
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.74	1.74	1.74
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	70	70	70
Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0	0	0